EMPLOYEE BENEFIT PLANS - Short-term employment benefit plans (Details) - COP ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
EMPLOYEE BENEFIT PLANS
Current severance obligation	[1]	$ 125,255	$ 113,654
Bonuses and short-term benefits		403,872	351,697
Other employment benefit plans		$ 529,127	$ 465,351

[1]	See 19.2 Severance obligation.